Fees Summary	Aug. 14, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,159,000
Previously Paid Amount	0.00
Total Fee Amount	171.07
Total Offset Amount	0.00
Net Fee	171.07
Narrative - Max Aggregate Offering Price	$ 1,159,000
Final Prospectus	true